16) Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance On [Member]
Statement Line Items [Line Items]
Fair value adjustment to securities and derivative financial instruments	R$ 890,275	R$ 8,732	R$ 58,082
Difference in depreciation	232,848	237,400	242,571
Judicial deposit	2,184,863	2,154,003	1,841,678
Other	2,662,219	2,579,556	2,493,111
Total deferred liabilities on temporary exclusions	5,970,205	4,979,691	4,635,442
Adjustment to fair value of available-for-sale securities	4,391,621	5,045,864	1,163,511
Total deferred tax expense	10,361,826	10,025,555	R$ 5,798,953
Amount Recorded [Member]
Statement Line Items [Line Items]
Fair value adjustment to securities and derivative financial instruments	890,275	3,187
Difference in depreciation	15,080	3,969
Judicial deposit	113,429	326,879
Other	193,260	364,126
Total deferred liabilities on temporary exclusions	1,212,044	698,161
Adjustment to fair value of available-for-sale securities	1,859,872	4,557,141
Total deferred tax expense	3,071,916	5,255,302
Realized / Decrease [Member]
Statement Line Items [Line Items]
Fair value adjustment to securities and derivative financial instruments	(8,732)	(52,537)
Difference in depreciation	(19,632)	(9,140)
Judicial deposit	(82,569)	(14,554)
Other	(110,597)	(277,681)
Total deferred liabilities on temporary exclusions	(221,530)	(353,912)
Adjustment to fair value of available-for-sale securities	(2,514,115)	(674,788)
Total deferred tax expense	R$ (2,735,645)	R$ (1,028,700)